SEGMENTS REPORTING (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Depreciation expenses	$ 7,868	$ 8,276	$ 7,986
Hawks [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	97	85	45
Radware Core [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	$ 7,771	$ 8,191	$ 7,941